SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITY (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Restructuring Cost and Reserve [Line Items]
Remainder of fiscal year	$ 158,430
Year one	31,532
Imputed interest	(1,466)
Total lease liability	188,496
Current portion	157,260	$ 155,263
Non-current portion	$ 31,236	110,235
White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
Remainder of fiscal year
Year one		155,263
Year two		108,116
Year three		2,119
Total lease liability		265,498
Current portion		155,263	$ 145,078
Non-current portion		$ 110,235	$ 248,421